Right to Use Assets and Lease Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Right To Use Assets And Lease Liability
Schedule of Right Use of Assets	Right to use assets is summarized below:
March 31, 2020
Right to use assets, net – related party	$60,486
Right to use assets, net	51,621
Right to use assets, net	332,407
Total	$444,514
Right to use assets is summarized below:
December 31,
Right to use assets, net – related party	$69,884
Right to use assets, net	53,799
Right to use assets, net	349,559
Total	$473,242

Schedule of Lease Liability

Lease liability is summarized below:

March 31, 2020
Right to use liability, net – related party	53,442
Right to use liability, net	61,789
Right to use liability, net	338,081
Total	453,312
Less: short term portion	$(113,764)
Long term position	$339,548

Lease liability is summarized below:

December 31,
Right to use liability, net – related party	55,372
Right to use liability, net	70,901
Right to use liability, net	353,686
Total	479,959
Less: short term portion	$(110,678)
Long term position	$369,281

Schedule of Lease Cost	Lease expense for the three months ended March 31, 2020 was comprised of the following:
Operating lease expense	$15,582
Operating lease expense	$9,142
Operating lease expense – related party	$1,923
Lease expense for the year ended December 31, 2019 was comprised of the following:
Operating lease expense	$43,666
Operating lease expense	$64,327
Operating lease expense – related party	$14,793